Pledged Assets and Collateral (Associated Liabilities Collateralized by Pledged Assets) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2018	Mar. 31, 2017
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Deposits	¥ 256	¥ 919
Payables under repurchase agreements	5,518	6,109
Payables under securities lending transactions	1,193	1,460
Other short-term borrowings	441	686
Long-term debt	3,179	4,220
Total	¥ 10,587	¥ 13,394